Finance cost (Tables)	12 Months Ended
Mar. 31, 2022
Finance Cost
Schedule of finance cost

	March 31,
	2020	2021	2022
Bank charges	27,154	10,436	5,546
Foreign exchange loss (net)	-	11,584	-
Interest on borrowings recognised at amortised cost	106,328	18,909	6,946
Interest on lease liabilities	56,394	72,033	43,871
Unwinding of other financial liabilities	3,411	4,290	44,090
Total	193,287	117,252	100,453